20. Financial risk management objectives and policies (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
CAMMESA borrowings and other loans and borrowings	$ 4,792,929	$ 3,625,683
Trade and other payables	1,017,306	655,598
Financial liabilities	5,810,234	4,281,281
Less than 3 months
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
CAMMESA borrowings and other loans and borrowings	233	294,692
Trade and other payables	1,015,369	654,929
Financial liabilities	1,015,602	949,621
3 to 12 months
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
CAMMESA borrowings and other loans and borrowings	2,258,409	2,046,208
Trade and other payables	1,936	669
Financial liabilities	2,260,345	2,046,877
1 to 5 years
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
CAMMESA borrowings and other loans and borrowings	2,534,287	1,284,783
Trade and other payables	0	0
Financial liabilities	$ 2,534,287	$ 1,284,783